Note 6 - Indebtedness 2 (Details Textual) - USD ($)							2 Months Ended	3 Months Ended		12 Months Ended
	Dec. 16, 2019	Jun. 30, 2019	Apr. 05, 2019	May 16, 2018	May 01, 2018	Mar. 17, 2017	Jan. 31, 2019	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Oct. 26, 2012
Proceeds from Convertible Debt									$ 810,000	$ 810,000	$ 1,329,000
Intrinsic Value of Convertible Debt with Conversion Feature									353,000	353,000	716,000
Debt Instrument, Convertible, Gross Proceeds from Sale of Equity Trigger				$ 2,000,000
Repayments of Long-term Debt, Total								26,000	$ 27,000	161,000	$ 14,000
Institute [Member]
Debt Instrument, Interest Rate, Stated Percentage												4.125%
Debt Instrument, Face Amount												$ 300,000
Conversion from Debt to Common Stock [Member]
Debt Instrument, Convertible, Conversion Price (in dollars per share)		$ 3.50
Debt Conversion, Original Debt, Amount		$ 2,200,000		3,100,000
Debt Conversion, Accrued Interest, Amount		$ 105,000		$ 183,000
Debt Conversion, Converted Instrument, Shares Issued (in shares)		651,758		104,463
Debt Conversion, Converted Instrument, Units Issued (in shares)				646,279
Debt Instrument, Unamortized Discount, Total				$ 121,000
Warrants In Connection with 2018 Convertible Notes Payable [Member]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right (in shares)							2
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)							1,243,498
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)							$ 4.50
Class of Warrant or Right, Expiration Term (Year)							5 years
Warrants Upon Issuance, Fair Value							$ 2,500,000
Warrants in Connection with Debt Conversion [Member]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right (in shares)				1
Warrants In Connection with Term Debt [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)			5,555
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)			$ 4.50
Class of Warrant or Right, Expiration Term (Year)			5 years
Warrants Issued in Connection with Second Amended Unsecured Loan Agreement [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)	5,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)	$ 4
Warrants Issued for Both Amendments to the Unsecured Loan Agreement [Member]
Warrants and Rights Outstanding	$ 14,000
Convertible Debt [Member]
Proceeds from Convertible Debt										816,000
Debt Conversion, Original Debt, Amount										2,175,000
The 2018 Notes [Member]
Proceeds from Convertible Debt							2,200,000
Convertible Debt, Mandatory Conversion Threshold, Gross Proceeds from Sale of Equity Securities							6,000,000
Class of Warrant or Right, Principal Amount of Every Amount Of Notes Purchased							3.50
Intrinsic Value of Convertible Debt with Conversion Feature							$ 900,000
The 2018 Notes [Member] | Convertible Debt [Member]
Debt Instrument, Interest Rate, Stated Percentage							10.00%
Debt Instrument, Convertible, Conversion Price (in dollars per share)							$ 3.50
The 2017 Notes [Member]
Proceeds from Convertible Debt, Gross						$ 3,100,000
Unamortized Debt Discount Charged to Interest Expense				$ 1,000,000
The 2017 Notes [Member] | Convertible Debt [Member]
Debt Instrument, Interest Rate, Stated Percentage						5.00%
Debt Instrument, Convertible, Conversion Price (in dollars per share)						$ 10.10
Debt Instrument, Qualified Financing, Minimum Proceeds						$ 2,000,000
Debt Instrument, Convertible, Beneficial Conversion Feature						$ 3,000,000
Amended Unsecured Loan Agreement [Member] | Institute [Member]
Debt Instrument, Periodic Payment, Total					$ 10,000
Second Amended Unsecured Loan Agreement [Member] | Institute [Member]
Repayments of Long-term Debt, Total	$ 50,000
Term Debt [Member]
Debt Instrument, Face Amount								97,000		126,000
Debt Instrument, Periodic Payment, Total			$ 10,000					$ 10,000
Long-term Debt, Total										$ 116,000